UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

QRAFT AI-Enhanced U.S. Next Value ETF (NVQ)

Annual Report

April 30, 2023

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2023

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the QRAFT AI-Enhanced U.S. Next Value ETF are classified as non-diversified investment companies under the Investment Company Act of 1940 (the “1940 Act”). The QRAFT AI-Enhanced U.S. Large Cap ETF is classified as a diversified investment company under the 1940 Act. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

The funds rely heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a fund's strategy may not be successfully implemented and the fund may lose value.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

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QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT” or the “Fund”). The information presented in this report relates to the operations of QRFT for the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by utilizing a proprietary artificial intelligence (AI) system developed by Qraft Technologies, Inc. to select a portfolio of large-capitalization U.S. stocks. The AI system generates a database of stocks with exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole).

During the fiscal year ended April 30, 2023, macroeconomic conditions were challenging as investors grappled with uncertainty about the economy and rising interest rates. Compared to S&P 500® Index, the Fund was, on average, overweight the Industrials Sector (contributed 1.87% to the total return) while underweight the Information Technology Sector (contributed 0.62% to the total return) during this period. Over the fiscal year, the Fund’s holdings in the Industrials Sector (overweight) and Health Care Sector (underweight) contributed the most to the Fund’s positive performance.

The Fund had positive performance during the fiscal year ended on April 30, 2023. The Fund’s market price increased 0.89% and the net asset value increased 0.83% while the S&P 500® Index, a broad market equity index, gained 2.66%.

The Fund commenced operations on May 20, 2019, and had 125,001 shares outstanding on April 30, 2023.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Large Cap ETF (Net Asset Value)	5/20/2019	0.83%	13.93%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Large Cap ETF (Market Price)		0.89%	13.91%
S&P 500® Index		2.66%	12.08%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) - The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM” or the “Fund”). The information presented in this report relates to the operations of AMOM for the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by utilizing a proprietary artificial intelligence (AI) system developed by Qraft Technologies, Inc. to select a portfolio of large-capitalization U.S. stocks. The AI system generates a database of stocks with exposure to momentum factors, which relate to the rate of acceleration of a security’s price.

During the fiscal year ended April 30, 2023, macroeconomic conditions were challenging as investors grappled with uncertainty about the economy and rising interest rates. Compared to the MSCI USA Momentum SR Variant Index, an index that aims to reflect the performance of Momentum factor with a simple and transparent methodology, the Fund was, on average, overweight the Consumer Discretionary Sector and underweight Health Care Sector, contributing to the entire portfolio by 3.49% and 2.56%, respectively during this period. Over the fiscal year, those two sectors contributed the most to the Fund’s positive performance.

The Fund had positive performance during the fiscal year ended April 30, 2023. The Fund’s market price increased 4.74% and the net asset value increased 4.65% while the S&P 500® Index, a broad market equity index, gained 2.66%.

The Fund commenced operations on May 20, 2019, and had 425,001 shares outstanding on April 30, 2023.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (Net Asset Value)	5/20/2019	4.65%	11.79%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (Market Price)		4.74%	11.77%
S&P 500® Index		2.66%	12.08%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) – The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Next Value ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Next Value ETF (“NVQ” or the “Fund”). The information presented in this report relates to the operations of NVQ for the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by utilizing a value investing strategy enhanced by the use of a proprietary artificial intelligence (AI) system provided by Qraft Technologies, Inc. to select a portfolio of U.S. stocks. The AI system generates a database of stocks based on the theory that a value investing strategy that adjusts a company’s book value by taking into account future intangible assets in addition to typical value factors may outperform more conventional value investing strategies that do not take such assets into account in comparing a company’s book value to its intrinsic value.

During the fiscal year ended April 30, 2023, macroeconomic conditions were challenging as investors grappled with uncertainty about the economy and rising interest rates. Compared to the MSCI USA Enhanced Value Index, an index that captures large and mid-cap representation across the US Equity Markets exhibiting overall value-style characteristics (e.g. low price relative to dividends, earnings or sales), the Fund was, on average, overweight the Financials Sector and Energy Sector which affected to the Fund performance by -3.32% and -0.04%, respectively during this period. Despite providing negative returns over the fiscal year, the Fund’s holdings in the Consumer Discretionary Sector (underweight) and Industrials Sector (overweight) contributed the most to the Fund’s performance, adding 4.06% and 1.65% to the total return, respectively.

The Fund had negative performance during the fiscal year ended on April 30, 2023. The Fund’s market price decreased 2.98% and the net asset value decreased 3.20% while the S&P 500® Index, a broad market equity index, gained 2.66%.

The Fund commenced operations on December 2, 2020, and had 175,000 shares outstanding on April 30, 2023.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Next Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Next Value ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Next Value ETF (Net Asset Value)	12/2/2020	-3.20%	9.36%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Next Value ETF (Market Price)		-2.98%	9.61%
S&P 500® Index		2.66%	7.09%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) - The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATION SERVICES — 3.9%
Activision Blizzard, Inc.*	50	$3,885
Alphabet, Inc., Class A*	719	77,177
AT&T, Inc.	495	8,747
BCE, Inc.	153	7,355
Comcast Corp., Class A	252	10,425
Electronic Arts, Inc.	25	3,182
Meta Platforms, Inc., Class A*	129	31,001
Netflix, Inc.*	26	8,578
TELUS Corp.	232	4,921
T-Mobile US, Inc.*	85	12,232
Verizon Communications, Inc.	287	11,144
Walt Disney Co. (The)*	101	10,353
Warner Bros Discovery, Inc.*	89	1,211
		190,211
CONSUMER DISCRETIONARY — 7.4%
Airbnb, Inc., Class A*	11	1,316
Amazon.com, Inc.*	611	64,430
AutoZone, Inc.*	1	2,663
Booking Holdings, Inc.*	2	5,373
Chipotle Mexican Grill, Inc.*	2	4,135
DR Horton, Inc.	378	41,512
Ferrari NV	11	3,065
Ford Motor Co.	116	1,378
Home Depot, Inc. (The)	60	18,032
Las Vegas Sands Corp.*	57	3,639
Lennar Corp., Class A	18	2,031
Lowe’s Cos., Inc.	38	7,898
Lululemon Athletica, Inc.*	133	50,531
Magna International, Inc.	29	1,513
McDonald’s Corp.	46	13,604
MercadoLibre, Inc.*	3	3,832
NVR, Inc.*	6	35,040
O’Reilly Automotive, Inc.*	5	4,587
Pool Corp.	104	36,537
Ross Stores, Inc.	30	3,202
Starbucks Corp.	71	8,115
Stellantis NV	197	3,276
Tesla, Inc.*	185	30,397
TJX Cos., Inc. (The)	77	6,069
Ulta Beauty, Inc.*	4	2,206
Yum! Brands, Inc.	22	3,093
		357,474
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES — 7.2%
Altria Group, Inc.	136	$6,461
Archer-Daniels-Midland Co.	317	24,751
Casey’s General Stores, Inc.	235	53,773
Coca-Cola Co. (The)	281	18,026
Colgate-Palmolive Co.	68	5,426
Costco Wholesale Corp.	135	67,935
Dollar Tree, Inc.*	11	1,691
Estee Lauder Cos., Inc. (The), Class A	12	2,960
General Mills, Inc.	48	4,254
Hershey Co. (The)	12	3,277
Kimberly-Clark Corp.	29	4,202
Kroger Co. (The)	61	2,966
Mondelez International, Inc., Class A	97	7,442
Monster Beverage Corp.*	78	4,368
PepsiCo, Inc.	91	17,371
Philip Morris International, Inc.	106	10,597
Procter & Gamble Co. (The)	152	23,770
Sysco Corp.	408	31,310
Target Corp.	29	4,575
US Foods Holding Corp.*	660	25,344
Walgreens Boots Alliance, Inc.	43	1,516
Walmart, Inc.	171	25,816
		347,831
ENERGY — 3.1%
Baker Hughes Co.	62	1,813
Canadian Natural Resources Ltd.	154	9,389
Cenovus Energy, Inc.	277	4,654
Chevron Corp.	120	20,230
ConocoPhillips	82	8,437
Devon Energy Corp.	46	2,458
Enbridge, Inc.	299	11,888
Energy Transfer LP	223	2,872
Enterprise Products Partners LP	173	4,552
EOG Resources, Inc.	34	4,062
Exxon Mobil Corp.	256	30,295
Halliburton Co.	62	2,031
Hess Corp.	23	3,336
Marathon Petroleum Corp.	33	4,026
MPLX LP	93	3,254
Occidental Petroleum Corp.	66	4,061
ONEOK, Inc.	29	1,897
Pembina Pipeline Corp.	75	2,470

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2023
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Phillips 66	37	$3,663
Pioneer Natural Resources Co.	13	2,828
Schlumberger Ltd.	97	4,787
Suncor Energy, Inc.	189	5,919
TC Energy Corp.	134	5,566
Valero Energy Corp.	29	3,325
Williams Cos., Inc. (The)	73	2,209
		150,022
FINANCIALS — 8.4%
Aflac, Inc.	55	3,842
Allstate Corp. (The)	16	1,852
American Express Co.	47	7,583
American International Group, Inc.	37	1,962
Ameriprise Financial, Inc.	7	2,136
Aon PLC, Class A	15	4,878
Apollo Global Management, Inc.	20	1,268
Arthur J Gallagher & Co.	15	3,121
Bank of America Corp.	480	14,054
Bank of Montreal	103	9,290
Bank of New York Mellon Corp. (The)	60	2,555
Bank of Nova Scotia (The)	160	7,986
Berkshire Hathaway, Inc., Class B*	133	43,697
BlackRock, Inc.	10	6,712
Blackstone, Inc.	15	1,340
Block, Inc.*	18	1,094
Brookfield Asset Management Ltd., Class A	59	1,979
Brookfield Corp.	199	6,460
Canadian Imperial Bank of Commerce	126	5,286
Capital One Financial Corp.	13	1,265
Charles Schwab Corp. (The)	104	5,433
Chubb Ltd.	31	6,248
Citigroup, Inc.	119	5,601
CME Group, Inc.	25	4,644
Fidelity National Information Services, Inc.	33	1,938
Fiserv, Inc.*	36	4,396
Global Payments, Inc.	12	1,352
Goldman Sachs Group, Inc. (The)	22	7,556
Intercontinental Exchange, Inc.	33	3,595
Jack Henry & Associates, Inc.	202	32,995
JPMorgan Chase & Co.	183	25,298
KKR & Co., Inc.	25	1,327
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Manulife Financial Corp.	268	$5,293
Marsh & McLennan Cos., Inc.	29	5,225
Mastercard, Inc., Class A	57	21,662
MetLife, Inc.	48	2,944
Moody’s Corp.	9	2,818
Morgan Stanley	102	9,177
MSCI, Inc.	3	1,447
PayPal Holdings, Inc.*	64	4,864
PNC Financial Services Group, Inc. (The)	13	1,693
Progressive Corp. (The)	37	5,047
Prudential Financial, Inc.	17	1,479
Royal Bank of Canada	202	20,061
S&P Global, Inc.	113	40,972
Sun Life Financial, Inc.	80	3,926
Toronto-Dominion Bank (The)	266	16,128
Truist Financial Corp.	42	1,368
US Bancorp	47	1,611
Visa, Inc., Class A	99	23,040
Wells Fargo & Co.	244	9,699
		407,197
HEALTH CARE — 17.9%
Abbott Laboratories	107	11,820
AbbVie, Inc.	113	17,077
Agilent Technologies, Inc.	19	2,573
Alcon, Inc.*	36	2,609
AmerisourceBergen Corp.	18	3,003
Amgen, Inc.	37	8,870
Baxter International, Inc.	736	35,093
Becton Dickinson and Co.	20	5,286
Biogen, Inc.*	9	2,738
Boston Scientific Corp.*	101	5,264
Bristol-Myers Squibb Co.	148	9,882
Cardinal Health, Inc.	311	25,533
Centene Corp.*	53	3,653
Cigna Corp.	21	5,319
CVS Health Corp.	96	7,038
Danaher Corp.	42	9,950
DaVita, Inc.*	400	36,144
Dexcom, Inc.*	25	3,034
Edwards Lifesciences Corp.*	36	3,167
Elevance Health, Inc.	17	7,967
Eli Lilly & Co.	61	24,147
GE Healthcare Technologies, Inc.*	25	2,034
Gilead Sciences, Inc.	92	7,563

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2023
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Humana, Inc.	168	$89,122
IDEXX Laboratories, Inc.*	183	90,065
Illumina, Inc.*	7	1,439
Intuitive Surgical, Inc.*	19	5,723
IQVIA Holdings, Inc.*	7	1,318
Johnson & Johnson	161	26,356
Masimo Corp.*	150	28,371
McKesson Corp.	89	32,417
Medtronic PLC	77	7,003
Merck & Co., Inc.	163	18,822
Mettler-Toledo International, Inc.*	31	46,237
Moderna, Inc.*	23	3,057
Pfizer, Inc.	366	14,234
Regeneron Pharmaceuticals, Inc.*	39	31,270
ResMed, Inc.	122	29,397
Seagen, Inc.*	14	2,800
Stryker Corp.	23	6,892
Thermo Fisher Scientific, Inc.	24	13,318
UnitedHealth Group, Inc.	180	88,576
Veeva Systems, Inc., Class A*	175	31,339
Vertex Pharmaceuticals, Inc.*	92	31,347
Waters Corp.*	74	22,227
Zoetis, Inc.	26	4,570
		865,664
INDUSTRIALS — 16.4%
3M Co.	33	3,505
Allegion PLC	232	25,631
AMETEK, Inc.	12	1,655
Automatic Data Processing, Inc.	25	5,500
Boeing Co. (The)*	35	7,237
Booz Allen Hamilton Holding Corp.	691	66,143
Builders FirstSource, Inc.*	629	59,610
CACI International, Inc., Class A*	132	41,358
Canadian National Railway Co.	98	11,688
Canadian Pacific Kansas City Ltd.	134	10,565
Carrier Global Corp.	42	1,756
Caterpillar, Inc.	35	7,658
CH Robinson Worldwide, Inc.	411	41,458
Cintas Corp.	54	24,612
Copart, Inc.*	29	2,292
CoStar Group, Inc.*	20	1,539
CSX Corp.	113	3,462
Cummins, Inc.	169	39,722
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Deere & Co.	18	$6,804
Donaldson Co., Inc.	527	33,491
Eaton Corp. PLC	22	3,677
EMCOR Group, Inc.	324	55,404
Emerson Electric Co.	33	2,748
Expeditors International of Washington, Inc.	312	35,518
Fastenal Co.	27	1,454
FedEx Corp.	16	3,644
Ferguson PLC	14	1,971
General Dynamics Corp.	22	4,803
General Electric Co.	68	6,730
Genpact Ltd.	765	34,081
Gfl Environmental, Inc.	55	1,996
Honeywell International, Inc.	39	7,794
Illinois Tool Works, Inc.	19	4,597
JB Hunt Transport Services, Inc.	142	24,891
Johnson Controls International PLC	40	2,394
L3Harris Technologies, Inc.	17	3,318
Leidos Holdings, Inc.	245	22,849
Lincoln Electric Holdings, Inc.	162	27,184
Lockheed Martin Corp.	19	8,825
Norfolk Southern Corp.	14	2,842
Northrop Grumman Corp.	12	5,535
Old Dominion Freight Line, Inc.	4	1,282
Otis Worldwide Corp.	22	1,877
PACCAR, Inc.	39	2,913
Parker-Hannifin Corp.	8	2,599
Paychex, Inc.	21	2,307
Pentair PLC	411	23,871
Raytheon Technologies Corp.	101	10,090
Republic Services, Inc.	28	4,049
Rockwell Automation, Inc.	90	25,507
Thomson Reuters Corp.	71	9,337
Trane Technologies PLC	14	2,601
TransDigm Group, Inc.	3	2,295
Uber Technologies, Inc.*	97	3,012
Union Pacific Corp.	37	7,241
Verisk Analytics, Inc.	10	1,941
Waste Connections, Inc.	42	5,844
Waste Management, Inc.	32	5,314
WESCO International, Inc.	145	20,880
WW Grainger, Inc.	2	1,391
		792,292

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2023
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 29.6%
Accenture PLC, Class A	203	$56,899
Adobe, Inc.*	26	9,817
Advanced Micro Devices, Inc.*	89	7,954
Akamai Technologies, Inc.*	333	27,296
Amdocs Ltd.	455	41,519
Amphenol Corp., Class A	39	2,943
Analog Devices, Inc.	30	5,396
ANSYS, Inc.*	4	1,256
Apple, Inc.	956	162,214
Applied Materials, Inc.	617	69,739
Arista Networks, Inc.*	17	2,723
Arrow Electronics, Inc.*	334	38,220
Autodesk, Inc.*	148	28,829
Broadcom, Inc.	24	15,036
Cadence Design Systems, Inc.*	126	26,391
CGI, Inc.*	36	3,651
Ciena Corp.*	571	26,289
Cisco Systems, Inc.	257	12,143
Cognizant Technology Solutions Corp., Class A	817	48,783
Corning, Inc.	67	2,226
Crowdstrike Holdings, Inc., Class A*	10	1,200
Enphase Energy, Inc.*	7	1,149
EPAM Systems, Inc.*	148	41,801
Flex Ltd.*	1,393	28,654
Fortinet, Inc.*	38	2,396
GLOBALFOUNDRIES, Inc.*	21	1,235
HP, Inc.	47	1,396
Intel Corp.	236	7,330
International Business Machines Corp.	60	7,585
Intuit, Inc.	16	7,103
Jabil, Inc.	301	23,523
Keysight Technologies, Inc.*	12	1,736
KLA Corp.	99	38,267
Lam Research Corp.	119	62,366
Manhattan Associates, Inc.*	330	54,674
Marvell Technology, Inc.	31	1,224
Microchip Technology, Inc.	17	1,241
Micron Technology, Inc.	60	3,862
Microsoft Corp.	538	165,305
Monolithic Power Systems, Inc.	54	24,946
Motorola Solutions, Inc.	9	2,623
NVIDIA Corp.	144	39,959
NXP Semiconductors NV	8	1,310
ON Semiconductor Corp.*	18	1,295
Oracle Corp.	159	15,060
Palo Alto Networks, Inc.*	20	3,649
Qorvo, Inc.*	356	32,780
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
QUALCOMM, Inc.	400	$46,720
Roper Technologies, Inc.	6	2,729
Salesforce, Inc.*	59	11,704
ServiceNow, Inc.*	11	5,054
Shopify, Inc., Class A*	125	6,056
Skyworks Solutions, Inc.	264	27,958
Snowflake, Inc., Class A*	9	1,333
Synopsys, Inc.*	9	3,342
TD SYNNEX Corp.	685	60,992
TE Connectivity Ltd.	16	1,958
Teradyne, Inc.	368	33,628
Texas Instruments, Inc.	170	28,424
Ubiquiti, Inc.	139	32,324
VMware, Inc., Class A*	23	2,876
Workday, Inc., Class A*	8	1,489
		1,429,580
MATERIALS — 3.5%
Agnico Eagle Mines Ltd.	87	4,936
Air Products and Chemicals, Inc.	16	4,710
Avery Dennison Corp.	231	40,305
Barrick Gold Corp.	277	5,274
Corteva, Inc.	54	3,300
Dow, Inc.	56	3,046
DuPont de Nemours, Inc.	23	1,604
Ecolab, Inc.	14	2,350
Franco-Nevada Corp.	35	5,312
Linde PLC	31	11,453
LyondellBasell Industries NV, Class A	314	29,707
Newmont Corp.	118	5,593
Nucor Corp.	9	1,334
Nutrien Ltd.	85	5,899
PPG Industries, Inc.	11	1,543
Reliance Steel & Aluminum Co.	123	30,479
Sherwin-Williams Co. (The)	17	4,038
Southern Copper Corp.	50	3,842
Wheaton Precious Metals Corp.	87	4,296
		169,021
REAL ESTATE — 1.3%
American Tower Corp., REIT	29	5,927
Crown Castle International Corp., REIT	25	3,077
Digital Realty Trust, Inc., REIT	13	1,289
Equinix, Inc., REIT	6	4,345
Firstservice Corp.	176	26,530
Prologis, Inc., REIT	50	6,263
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2023
	Number of Shares	Value
COMMON STOCKS (Continued)
REAL ESTATE (Continued)
Public Storage, REIT	11	$3,243
Realty Income Corp., REIT	48	3,016
SBA Communications Corp., REIT	7	1,826
Simon Property Group, Inc., REIT	16	1,813
VICI Properties, Inc., Class A, REIT	88	2,987
Welltower, Inc., REIT	26	2,060
		62,376
UTILITIES — 1.1%
American Electric Power Co., Inc.	38	3,512
Brookfield Infrastructure Partners LP	69	2,403
Consolidated Edison, Inc.	31	3,053
Dominion Energy, Inc.	68	3,886
Duke Energy Corp.	58	5,735
Exelon Corp.	84	3,565
Fortis, Inc.	88	3,864
NextEra Energy, Inc.	132	10,115
PG&E Corp.*	183	3,131
Public Service Enterprise Group, Inc.	34	2,149
Sempra Energy	22	3,421
Southern Co. (The)	74	5,443
WEC Energy Group, Inc.	25	2,404
Xcel Energy, Inc.	43	3,006
		55,687
TOTAL COMMON STOCKS (Cost $4,710,657)		4,827,355

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(a)	10,281	10,281
TOTAL SHORT-TERM INVESTMENTS (Cost $10,281)		10,281
TOTAL INVESTMENTS — 100.0% (Cost $4,720,938)		4,837,636
Liabilities in Excess of Other Assets — (0.0)%		(95)
TOTAL NET ASSETS — 100.0%		$4,837,541

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT : Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	3.9%
Consumer Discretionary	7.4%
Consumer Staples	7.2%
Energy	3.1%
Financials	8.4%
Health Care	17.9%
Industrials	16.4%
Information Technology	29.6%
Materials	3.5%
Real Estate	1.3%
Utilities	1.1%
Total Common Stocks	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 5.1%
Meta Platforms, Inc., Class A*	2,585	$621,227

CONSUMER DISCRETIONARY — 21.2%
Best Buy Co., Inc.	1,905	141,961
Booking Holdings, Inc.*	101	271,317
Crocs, Inc.*	362	44,768
Deckers Outdoor Corp.*	317	151,951
Etsy, Inc.*	411	41,523
Home Depot, Inc. (The)	1,783	535,863
Lowe’s Cos., Inc.	1,554	322,968
Lululemon Athletica, Inc.*	361	137,155
NVR, Inc.*	33	192,720
O’Reilly Automotive, Inc.*	416	381,601
PulteGroup, Inc.	2,190	147,058
Tractor Supply Co.	932	222,189
		2,591,074
CONSUMER STAPLES — 11.1%
Casey’s General Stores, Inc.	1,419	324,696
Colgate-Palmolive Co.	5,188	414,002
Monster Beverage Corp.*	5,890	329,840
Sysco Corp.	3,667	281,406
		1,349,944
HEALTH CARE — 24.4%
Bruker Corp.	2,207	174,640
Chemed Corp.	603	332,404
Eli Lilly & Co.	1,976	782,219
IDEXX Laboratories, Inc.*	315	155,030
Insulet Corp.*	498	158,384
Masimo Corp.*	640	121,050
Mettler-Toledo International, Inc.*	112	167,048
Penumbra, Inc.*	460	130,695
Regeneron Pharmaceuticals, Inc.*	457	366,418
Vertex Pharmaceuticals, Inc.*	1,149	391,499
Waters Corp.*	659	197,937
		2,977,324
INDUSTRIALS — 16.5%
Builders FirstSource, Inc.*	939	88,989
Cintas Corp.	525	239,279
Donaldson Co., Inc.	3,421	217,404
EMCOR Group, Inc.	1,510	258,210
Fastenal Co.	4,067	218,967
Illinois Tool Works, Inc.	1,136	274,844
Lincoln Electric Holdings, Inc.	1,427	239,451
Stantec, Inc.	4,176	250,769
Toro Co. (The)	2,233	232,813
		2,020,726
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 19.6%
Apple, Inc.	5,769	$978,884
Arista Networks, Inc.*	996	159,519
Cadence Design Systems, Inc.*	899	188,296
Fair Isaac Corp.*	185	134,671
Fortinet, Inc.*	2,121	133,729
Gartner, Inc.*	622	188,130
KLA Corp.	275	106,298
Lattice Semiconductor Corp.*	480	38,256
Manhattan Associates, Inc.*	642	106,367
Monolithic Power Systems, Inc.	92	42,501
Synopsys, Inc.*	486	180,462
Ubiquiti, Inc.	588	136,739
		2,393,852
MATERIALS — 1.8%
Reliance Steel & Aluminum Co.	910	225,498

TOTAL COMMON STOCKS (Cost $11,545,169)		12,179,645

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(a)	36,298	36,298
TOTAL SHORT-TERM INVESTMENTS (Cost $36,298)		36,298
TOTAL INVESTMENTS — 100.0% (Cost $11,581,467)		12,215,943
Other Assets in Excess of Liabilities — 0.0%		2,388
TOTAL NET ASSETS — 100.0%		$12,218,331

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	5.1%
Consumer Discretionary	21.2%
Consumer Staples	11.1%
Health Care	24.4%
Industrials	16.5%
Information Technology	19.6%
Materials	1.8%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 2.0%
Liberty Global PLC, Class C*	3,432	$69,807
Nexstar Media Group, Inc.	172	29,834
Perion Network Ltd.*	46	1,611
TEGNA, Inc.	131	2,240
		103,492
CONSUMER DISCRETIONARY — 17.0%
BorgWarner, Inc.	2,203	106,030
Century Communities, Inc.	415	27,946
Dillard’s, Inc., Class A	7	2,089
Foot Locker, Inc.	60	2,519
Group 1 Automotive, Inc.	8	1,796
KB Home	1,295	56,747
Kohl’s Corp.	77	1,696
Lithia Motors, Inc.	35	7,731
M/I Homes, Inc.*	1,070	72,375
MDC Holdings, Inc.	1,952	79,974
Meritage Homes Corp.	663	84,897
Mohawk Industries, Inc.*	182	19,274
Penske Automotive Group, Inc.	369	51,136
Ralph Lauren Corp.	544	62,446
Skechers USA, Inc., Class A*	1,391	73,987
Stride, Inc.*	46	1,976
Taylor Morrison Home Corp.*	1,587	68,384
Toll Brothers, Inc.	1,389	88,771
Tri Pointe Homes, Inc.*	2,760	79,157
Urban Outfitters, Inc.*	66	1,786
		890,717
CONSUMER STAPLES — 8.5%
Cal-Maine Foods, Inc.	30	1,425
Central Garden & Pet Co., Class A*	243	8,585
Nomad Foods Ltd*	97	1,824
Nu Skin Enterprises, Inc., Class A	46	1,815
PriceSmart, Inc.	871	64,175
Tyson Foods, Inc., Class A	1,587	99,172
United Natural Foods, Inc.*	63	1,718
US Foods Holding Corp.*	2,575	98,880
Walgreens Boots Alliance, Inc.	4,682	165,040
Weis Markets, Inc.	30	2,475
		445,109
ENERGY — 15.2%
Alliance Resource Partners LP	90	1,880
Civitas Resources, Inc.	27	1,864
Coterra Energy, Inc.	345	8,832
DCP Midstream LP	47	1,950
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
EOG Resources, Inc.	2,005	$239,537
HF Sinclair Corp.	45	1,985
Liberty Energy, Inc.	142	1,819
Marathon Petroleum Corp.	1,870	228,140
PBF Energy, Inc., Class A	42	1,464
Phillips 66	1,568	155,232
Plains All American Pipeline LP	2,919	37,655
Plains GP Holdings LP, Class A*	139	1,863
Valero Energy Corp.	977	112,033
World Fuel Services Corp.	92	2,175
		796,429
FINANCIALS — 1.6%
Jefferies Financial Group, Inc.	2,660	85,200
White Mountains Insurance Group Ltd.	1	1,432
		86,632
HEALTH CARE — 19.2%
Bio-Rad Laboratories, Inc., Class A*	127	57,250
Centene Corp.*	2,286	157,574
Cigna Corp.	1,351	342,195
CVS Health Corp.	5,711	418,674
Patterson Cos., Inc.	1,229	33,318
United Therapeutics Corp.*	8	1,841
		1,010,852
INDUSTRIALS — 16.7%
AAR Corp.*	832	43,913
ABM Industries, Inc.	827	35,214
Arcosa, Inc.	29	1,959
Beacon Roofing Supply, Inc.*	844	50,792
Boise Cascade Co.	943	64,416
Brady Corp., Class A	757	38,630
CACI International, Inc., Class A*	137	42,925
EnPro Industries, Inc.	290	27,338
Flowserve Corp.	1,940	64,777
GATX Corp.	501	57,069
Hub Group, Inc., Class A*	513	38,680
Huron Consulting Group, Inc.*	23	1,950
ICF International, Inc.	98	11,172
Kennametal, Inc.	2,025	52,569
ManpowerGroup, Inc.	809	61,249
Moog, Inc., Class A	546	49,200
Parsons Corp.*	920	40,020
Ryder System, Inc.	28	2,216
Star Bulk Carriers Corp.	115	2,428

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2023
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Stericycle, Inc.*	330	$15,065
UniFirst Corp./MA	177	28,971
Univar Solutions, Inc.*	1,940	68,870
Veritiv Corp.	12	1,378
WESCO International, Inc.	536	77,184
		877,985
INFORMATION TECHNOLOGY — 9.5%
Arrow Electronics, Inc.*	1,022	116,947
Avnet, Inc.	1,981	81,736
Canadian Solar, Inc.*	46	1,721
Cohu, Inc.*	1,105	37,393
DXC Technology Co.*	455	10,852
Sanmina Corp.*	868	45,362
TD SYNNEX Corp.	1,375	122,430
Vishay Intertechnology, Inc.	3,830	81,541
Xerox Holdings Corp.	118	1,849
		499,831
MATERIALS — 10.0%
Greif, Inc., Class A	211	13,249
Huntsman Corp.	2,098	56,205
Innospec, Inc.	445	45,225
International Paper Co.	2,582	85,490
	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS (Continued)
Minerals Technologies, Inc.	824	$48,830
Mosaic Co. (The)	52	2,228
Reliance Steel & Aluminum Co.	460	113,988
United States Steel Corp.	70	1,602
Westlake Corp.	747	84,994
Westrock Co.	1,757	52,587
Worthington Industries, Inc.	399	23,697
		528,095
TOTAL COMMON STOCKS (Cost $5,242,665)		5,239,142

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(a)	12,120	12,120
TOTAL SHORT-TERM INVESTMENTS (Cost $12,120)		12,120
TOTAL INVESTMENTS — 99.9% (Cost $5,254,785)		5,251,262
Other Assets in Excess of Liabilities — 0.1%		1,643
TOTAL NET ASSETS — 100.0%		$5,252,905

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	2.0%
Consumer Discretionary	17.0%
Consumer Staples	8.5%
Energy	15.2%
Financials	1.6%
Health Care	19.2%
Industrials	16.7%
Information Technology	9.5%
Materials	10.0%
Total Common Stocks	99.7%
Short-Term Investments	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2023
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
Assets:
Investments, at value	$4,837,636	$12,215,943	$5,251,262
Dividends receivable	2,781	6,958	4,896
Foreign tax reclaim	71	2,871	—
Total Assets	4,840,488	12,225,772	5,256,158

Liabilities:
Advisory fee payable	2,947	7,441	3,253
Total Liabilities	2,947	7,441	3,253

Net Assets	$4,837,541	$12,218,331	$5,252,905

Net Assets Consist of:
Paid-in capital	$8,712,327	$26,876,413	$6,943,710
Distributable earnings (loss)	(3,874,786)	(14,658,082)	(1,690,805)
Net Assets	$4,837,541	$12,218,331	$5,252,905

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	125,001	425,001	175,000
Net Asset Value, Offering and Redemption Price Per Share	$38.70	$28.75	$30.02
Investments, at cost	$4,720,938	$11,581,467	$5,254,785

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
	Year Ended April 30, 2023	Year Ended April 30, 2023	Year Ended April 30, 2023
Investment Income:
Dividends *	$116,246	$209,521	$123,510
Total Investment Income	116,246	209,521	123,510

Expenses:
Advisory fees	54,152	96,216	39,843
Total Expenses	54,152	96,216	39,843

Net Investment Income (Loss)	62,094	113,305	83,667

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,098,021)	(4,293,302)	(1,056,963)
In-kind redemptions	419,121	2,399,229	570,172
Foreign currency transactions	3	—	—
Net realized gain (loss)	(1,678,897)	(1,894,073)	(486,791)
Net change in unrealized appreciation (depreciation) on:
Investments	1,213,343	1,782,542	191,049
Net change in unrealized appreciation (depreciation)	1,213,343	1,782,542	191,049
Net realized and unrealized gain (loss)	(465,554)	(111,531)	(295,742)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(403,460)	$1,774	$(212,075)
*Net of foreign withholding taxes	$1,956	$5,596	$55
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2023	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$62,094	$28,079	$113,305	$7,984
Net realized gain (loss)	(1,678,897)	1,335,248	(1,894,073)	(2,585,937)
Change in net unrealized appreciation (depreciation)	1,213,343	(1,771,962)	1,782,542	(1,710,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(403,460)	(408,635)	1,774	(4,288,334)

Distributions to Shareholders	(62,579)	(12,969)	(111,858)	(206,693)

Capital Share Transactions:
Proceeds from shares issued	6,622,440	33,253,331	26,676,927	106,001,332
Cost of shares redeemed	(12,940,038)	(41,521,513)	(30,288,470)	(107,558,504)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,317,598)	(8,268,182)	(3,611,543)	(1,557,172)
Total Increase (Decrease) in Net Assets	(6,783,637)	(8,689,786)	(3,721,627)	(6,052,199)

Net Assets:
Beginning of period	11,621,178	20,310,964	15,939,958	21,992,157
End of period	$4,837,541	$11,621,178	$12,218,331	$15,939,958

Change in Shares Outstanding:
Shares outstanding, beginning of period	300,001	500,001	575,001	625,001
Shares issued	175,000	775,000	975,000	2,925,000
Shares redeemed	(350,000)	(975,000)	(1,125,000)	(2,975,000)
Shares outstanding, end of period	125,001	300,001	425,001	575,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	QRAFT AI-Enhanced U.S. Next Value ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$83,667	$98,152
Net realized gain (loss)	(486,791)	584,404
Change in net unrealized appreciation (depreciation)	191,049	(497,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(212,075)	185,412

Distributions to Shareholders	(85,331)	(105,822)

Capital Share Transactions:
Proceeds from shares issued	5,694,525	17,074,429
Cost of shares redeemed	(5,662,960)	(16,375,345)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	31,565	699,084
Total Increase (Decrease) in Net Assets	(265,841)	778,674

Net Assets:
Beginning of period	5,518,746	4,740,072
End of period	$5,252,905	$5,518,746

Change in Shares Outstanding:
Shares outstanding, beginning of period	175,000	150,000
Shares issued	175,000	525,000
Shares redeemed	(175,000)	(500,000)
Shares outstanding, end of period	175,000	175,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap ETF Selected Per Share Data	Years Ended April 30,			For the period May 20, 2019(1) through April 30, 2020
	2023	2022	2021
Net Asset Value, beginning of period	$38.74	$40.62	$26.83	$24.73
Investment Activities
Net investment income (loss)(2)	0.32	0.06	(0.02)	0.14
Net realized and unrealized gain (loss)	(0.03)	(1.91)	14.50	3.07
Total from investment activities	0.29	(1.85)	14.48	3.21
Distributions to shareholders from:
Net investment income	(0.33)	(0.03)	(0.02)	(0.12)
Net realized gain	—	—	(0.67)	(0.99)
Total distributions	(0.33)	(0.03)	(0.69)	(1.11)
Net Asset Value, end of period	$38.70	$38.74	$40.62	$26.83
Total Return (%)	0.83	(4.57)	54.12	12.84	(3)
Total Return at Market Price (%)	0.89	(4.63)	53.83	12.96	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.86	0.15	(0.06)	0.56	(4)
Supplemental Data
Net Assets at end of period (000’s)	$4,838	$11,621	$20,311	$3,354
Portfolio turnover (%)(5)	348	180	263	219	(3)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Selected Per Share Data	Years Ended April 30,			For the period May 20, 2019(1) through April 30, 2020
	2023	2022	2021
Net Asset Value, beginning of period	$27.72	$35.19	$25.75	$24.70
Investment Activities
Net investment income (loss)(2)	0.24	0.01	(0.04)	0.07
Net realized and unrealized gain (loss)	1.02 (6)	(7.21)	17.27	2.41
Total from investment activities	1.26	(7.20)	17.23	2.48
Distributions to shareholders from:
Net investment income	(0.23)	(0.01)	(0.02)	(0.04)
Net realized gain	—	(0.26)	(7.77)	(1.39)
Total distributions	(0.23)	(0.27)	(7.79)	(1.43)
Net Asset Value, end of period	$28.75	$27.72	$35.19	$25.75
Total Return (%)	4.65	(20.63)	69.95	9.99	(3)
Total Return at Market Price (%)	4.74	(20.67)	69.50	10.16	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.88	0.03	(0.13)	0.28	(4)
Supplemental Data
Net Assets at end of period (000’s)	$12,218	$15,940	$21,992	$2,575
Portfolio turnover (%)(5)	506	790	346	275	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(6)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
QRAFT AI-Enhanced U.S. Next Value ETF Selected Per Share Data	Years Ended April 30,		For the period December 2, 2020(1) through April 30, 2021
	2023	2022
Net Asset Value, beginning of period	$31.54	$31.60	$25.14
Investment Activities
Net investment income (loss)(2)	0.49	0.52	0.10
Net realized and unrealized gain (loss)	(1.50)	0.01	6.46
Total from investment activities	(1.01)	0.53	6.56
Distributions to shareholders from:
Net investment income	(0.51)	(0.44)	(0.10)
Net realized gain	—	(0.15)	—
Total distributions	(0.51)	(0.59)	(0.10)
Net Asset Value, end of period	$30.02	$31.54	$31.60
Total Return (%)	(3.20)	1.62	26.10	(3)
Total Return at Market Price (%)	(2.98)	1.32	26.89	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	1.58	1.63	0.83	(4)
Supplemental Data
Net Assets at end of period (000’s)	$5,253	$5,519	$4,740
Portfolio turnover (%)(5)	261	379	173	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2023

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

QRAFT AI-Enhanced U.S. Next Value ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The QRAFT AI-Enhanced U.S. Large Cap ETF and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF each seek to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Next Value ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed companies.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved valuation procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2023 for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$4,827,355	$—	$—	$4,827,355
Short-Term Investments	10,281	—	—	10,281
Total	$4,837,636	$—	$—	$4,837,636
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$12,179,645	$—	$—	$12,179,645
Short-Term Investments	36,298	—	—	36,298
Total	$12,215,943	$—	$—	$12,215,943

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023
QRAFT AI-Enhanced U.S. Next Value ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$5,239,142	$—	$—	$5,239,142
Short-Term Investments	12,120	—	—	12,120
Total	$5,251,262	$—	$—	$5,251,262

(a)  See Schedule of Investments for additional detailed categorizations.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend and Interest Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, began providing services to each Fund. ETC Platform Services administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of each Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2023 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. Large Cap ETF	$24,857,361	$26,600,823
AI-Enhanced U.S. Large Cap Momentum ETF	64,692,135	66,808,277
AI-Enhanced U.S. Next Value ETF	13,792,408	15,032,053

Purchases and sales of in-kind transactions for the year ended April 30, 2023 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. Large Cap ETF	$6,637,945	$11,188,335
AI-Enhanced U.S. Large Cap Momentum ETF	26,589,725	28,096,326
AI-Enhanced U.S. Next Value ETF	5,646,288	4,345,428

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and QRAFT AI-Enhanced U.S. Next Value ETF are $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and QRAFT AI-Enhanced U.S. Next Value ETF are $1,750, $250 and $500, respectively, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and QRAFT AI-Enhanced U.S. Next Value ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. Each Fund identifies its sector weightings in its Summary of Investments and the sector exposure is expected to vary over time.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2023, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
AI-Enhanced U.S. Large Cap ETF	$(177,170)	$177,170
AI-Enhanced U.S. Large Cap Momentum ETF	1,751,344	(1,751,344)
AI-Enhanced U.S. Next Value ETF	497,237	(497,237)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

The tax character of the distributions paid during the tax year ended April 30, 2023 and April 30, 2022 were as follows:

	Year Ended April 30, 2023
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
AI-Enhanced U.S. Large Cap ETF	$62,579	$—	$—	$62,579
AI-Enhanced U.S. Large Cap Momentum ETF	111,858	—	—	111,858
AI-Enhanced U.S. Next Value ETF	85,331	—	—	85,331
	Year Ended April 30, 2022
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
AI-Enhanced U.S. Large Cap ETF	$12,969	$—	$—	$12,969
AI-Enhanced U.S. Large Cap Momentum ETF	190,695	15,998	—	206,693
AI-Enhanced U.S. Next Value ETF	105,822	—	—	105,822

As of the tax year ended April 30, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
AI-Enhanced U.S. Large Cap ETF	$6,353	$(3,706,757)	$(174,382)	$(3,874,786)
AI-Enhanced U.S. Large Cap Momentum ETF	—	(15,154,706)	496,624	(14,658,082)
AI-Enhanced U.S. Next Value ETF	16,184	(1,502,919)	(204,070)	(1,690,805)

At April 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
AI-Enhanced U.S. Large Cap ETF	$5,012,018	$302,594	$(476,976)	$(174,382)
AI-Enhanced U.S. Large Cap Momentum ETF	11,719,319	748,983	(252,359)	496,624
AI-Enhanced U.S. Next Value ETF	5,455,332	282,175	(486,245)	(204,070)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2023, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
AI-Enhanced U.S. Large Cap ETF	$3,577,738	$129,019	$3,706,757
AI-Enhanced U.S. Large Cap Momentum ETF	15,145,114	9,592	15,154,706
AI-Enhanced U.S. Next Value ETF	1,479,011	23,908	1,502,919

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2023

Note 8 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2023

To the Shareholders of QRAFT AI-Enhanced U.S. Large Cap ETF,
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and
QRAFT AI-Enhanced U.S. Next Value ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below, as of April 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, and 2021 and for the period from May 20, 2019 (commencement of operations) through April 30, 2020
QRAFT AI-Enhanced U.S. Next Value ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023 and 2022, and for the period from December 2, 2020 (commencement of operations) through April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 23, 2023

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During Period(1)
QRAFT AI-Enhanced U.S. Large Cap ETF
Actual Performance	$1,000.00	$1,068.00	0.75%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Actual Performance	$1,000.00	$1,062.80	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
QRAFT AI-Enhanced U.S. Next Value ETF
Actual Performance	$1,000.00	$ 951.40	0.75%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST Review Of Liquidity Risk Management Program	April 30, 2023 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2023 (Unaudited)

Tax Information

For the year ended April 30, 2023, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
AI-Enhanced U.S. Large Cap ETF	100.00%
AI-Enhanced U.S. Large Cap Momentum ETF	100.00%
AI-Enhanced U.S. Next Value ETF	100.00%

For the year ended April 30, 2023, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
AI-Enhanced U.S. Large Cap ETF	100.00%
AI-Enhanced U.S. Large Cap Momentum ETF	100.00%
AI-Enhanced U.S. Next Value ETF	100.00%

Premium/Discount information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund for various time periods can be found on the Funds’ website at www.qraftaietf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2023 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (855) 973-7880 or at www.qraftaietf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee(3)
Richard Hogan (1961)	Trustee	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011).	18	Board Member, Peconic Land Trust of Suffolk County, New York.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	37

Independent Trustee, Bridge Builder Trust (14 portfolios) (since
2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	37	None.
Stuart Strauss (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	37	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Hogan is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2023 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021	Chief Compliance Officer Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAIs, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees:

2022	2023
$56,000	$42,000

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b)	Audit-Related Fees:

2022	2023
$0	$0

(c)	Tax Fees:

2022	2023
$12,000	$9,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d)	All Other Fees:

2022	2023
$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2022	2022
0%	0%

(f)	Not applicable.

(g)

2022	2022
$12,000	$9,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/27/2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	06/27/2023